Subordinated liabilities	12 Months Ended
Dec. 31, 2018
Subordinated liabilities [Abstract]
Subordinated liabilities

19.        Subordinated liabilities

The detail of the balance of “Subordinated liabilities” is as follows:

Thousand of reais
	Issuance	Maturity (1)	Amount (millions)	Interest rate	2018	2017	2016

Subordinated Liabilities	May-08	May-15 to May-18	R$283	CDI (2)	-	109,572	98,378
Subordinated Liabilities	May-08 to June-08	May-15 to June-18	R$268	IPCA (3)	-	409,658	367,868
Notes (4)	January-14	Perpetual	R$3.000	7.375%	4,906,880	-	-
Notes (4)	January-14	January-24	R$3.000	6.000%	4,978,728	-	-
Total					9,885,608	519,230	466,246

(1) Subordinated time deposits issued by Banco Santander S.A. with yield paid at the end of the term together with the principal.

(2) Between December 2017 and May 2018, indexed by 100% and 112% of the CDI.

(3) Between December 2017 and June 2018, indexed by the IPCA (extended consumer price index) plus interest of 8.3% p.a. to 8.4% p.a.

(4) On December 18, 2018, the Bank Central of Brazil issued approval for the repurchase of the notes issued on January 29, 2014, this approval led to the reclassification of these instruments from the Debt Instruments Eligible to Compose Capital to Subordinated Debt (Note 20).

The detail by currency, of the balance of “Subordinated liabilities” is as follows:

Thousand of reais				Average Interest Rate (%)
Currency:	2018	2017	2016	2018	2017	2016

Real	9,885,608	519,230	466,246	4.9%	7.5%	9.6%
Total	9,885,608	519,230	466,246	4.9%	7.5%	9.6%

Changes in the balance of "Subordinated liabilities" in twelve-months period ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016

Balance at beginning of year	519,230	466,246	8,097,304
Payments	(544,566)	-	(8,362,652)
Interest (Note 33)	25,336	52,984	731,594
Transfers (Note 20)	9,885,608	-	-
Balance at end of year	9,885,608	519,230	466,246

Note 44-d contains a detail of the residual maturity periods of subordinated liabilities at each year-end in each year.